SHARE-BASED AWARDS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Aug. 01, 2014 shares	Jul. 01, 2014 shares	Feb. 18, 2014 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2015 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued				13,218,000			13,218,000
Options granted			3,479,604
Options granted, exercise price | $ / shares			$ 2.04
Contractual life			8 years
Options exercised					0	0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost				$ 1,239			¥ 8,025
Weighted-average vesting period over which deferred cost is expected to be recognized				2 years 1 month 17 days
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost				$ 1,465			¥ 9,491
Weighted-average vesting period over which deferred cost is expected to be recognized				2 years 2 months 12 days
Shares granted	69,564	21,132	1,370,250
Percentage of shares vested				25.00%
Shares vesting period				4 years
Shares vesting description				The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four year period ending the fourth anniversary of the grant date.